INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAX [Abstract]
Schedule of Income Tax Expenses
	Year Ended December 31,
	2016	2015	2014
Current	$910,231	$1,018,143	$745,338
Deferred	15,817	162,024	(166,611)
Income tax expenses	$926,048	$1,180,167	$578,727

Schedule of Effective Income Tax Reconciliation
	Year Ended December 31,
	2016	2015	2014
Computed "expected" income tax expenses	$1,562,382	$1,948,393	$1,178,571
Effect on tax incentive / holiday	(653,029)	(982,104)	(726,615)
Non-deductable expense	16,695	213,878	126,771
Income tax expenses	$926,048	$1,180,167	$578,727

Schedule of Deferred Tax Assets
	December 31,
	2016	2015	2014

Provision of doubtful accounts	$147,899	$110,715	$281,150
Reserve for inventories	18,052	-	-
Provision of interest expense	-	82,798	87,455
	$165,951	$193,513	$368,605